Organization and Nature of Operations (Details) - Schedule of operating subsidiaries	12 Months Ended
Mar. 31, 2021
Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 1, 2018
Place of Incorporation	PRC
Registered Capital	US$ 36,100,000
Principal Activities	Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	November 19, 2004
Place of Incorporation	PRC
Registered Capital	RMB 100,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Fujian Happiness
Principal Activities	Selling of medical equipment
Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness") [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 19, 1998
Place of Incorporation	PRC
Registered Capital	RMB 2,000,000
% of Ownership	100% by Fujian Happiness
Principal Activities	Research, development, production and selling of edible fungi
Fuzhou Happiness Enterprise Management Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 16, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 10, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Hangzhou C'est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 26, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	March 1, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Hangzhou C'est la vie
Principal Activities	Online sales
Shunchang Bangren Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Lever
Principal Activities	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd One [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Lever
Principal Activities	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd Two [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Lever
Principal Activities	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 21, 2017
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	70% by Hangzhou C'est la vie
Principal Activities	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 8, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Hangzhou C'est la vie
Principal Activities	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 9, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Putian Luochen
Principal Activities	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 8, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Putian Luochen
Principal Activities	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	November 30, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Hangzhou C'est la vie
Principal Activities	Online sales
Shunchang Qida Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Shenghui Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Zhibo Electronic Commerce Co., Ltd {Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Shenzhou Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Tongyuan Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Guangxiang Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Lishijin Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Wangfu Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Yibo Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 1, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Herui Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 1, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Runhao Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Xianghong Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Fujian Daji Media Co., Ltd. (“Daji”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 1, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Live streaming service
Happy Buy (Fujian) Automobile Service Co., Ltd. (“Happy Buy Automobile”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	October 27, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Automobile sales
Happy Buy (Nanping) Automobile Sales Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 5,000,000
% of Ownership	100% by Happy Buy Automobile
Principal Activities	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 29, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Shunchang Jiefei Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Happy Optimal
Principal Activities	Online sales
Shunchang Happy Cat Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Happy Optimal
Principal Activities	Online sales
Shunchang Xiaocongcong Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Happy Optimal
Principal Activities	Online sales
Shunchang Wansheng Electronic Commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Happy Optimal
Principal Activities	Online sales
Happy Feiyue (Fujian) Network Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	March 19, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	70% by Happy Buy
Principal Activities	Online sales